Loans Receivable (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011 loan
Mortgage Loans on Real Estate
Number of loans receivable	8
Initial Principal Amount	$ 26,032,000
Carrying Amount	34,603,000
Future contractual principal payments to be received or receivable in 2012	300,000
Future contractual principal payments to be received or receivable in 2013	8,000,000
Future contractual principal payments to be received or receivable in 2014	1,500,000
Future contractual principal payments to be received or receivable in 2015	16,500,000
Future contractual principal payments to be received or receivable in 2016	9,000,000
Future contractual principal payments to be received or receivable after 2016	400,000
Payments due in 2013
Mortgage Loans on Real Estate
Number of loans receivable	1
Initial Principal Amount	8,492,000
Carrying Amount	8,223,000
Payments, Michigan, due in 2013
Mortgage Loans on Real Estate
Interest and principal payments	99,200
Fixed interest rate (as a percent)	11.50%
Payments, Michigan, due in 2013 | Post-acute/skilled nursing
Mortgage Loans on Real Estate
Number of collateral facilities	3
Payments due in 2014
Mortgage Loans on Real Estate
Number of loans receivable	1
Initial Principal Amount	1,900,000
Carrying Amount	1,523,000
Payments, Montana, due in 2014
Mortgage Loans on Real Estate
Interest and principal payments	16,000
Fixed interest rate (as a percent)	11.00%
Payments, Montana, due in 2014 | Post-acute/skilled nursing
Mortgage Loans on Real Estate
Number of collateral facilities	1
Payments due in 2015
Mortgage Loans on Real Estate
Number of loans receivable	1
Initial Principal Amount	15,640,000
Carrying Amount	14,600,000
Interest-only, Louisiana, due in 2015
Mortgage Loans on Real Estate
Fixed interest rate (as a percent)	8.00%
Payments due in 2016
Mortgage Loans on Real Estate
Number of loans receivable	4
Carrying Amount	9,814,000
Monthly interest-only payments, Tenessee, Maryland, Pennsylvania and Texas, due in 2016
Mortgage Loans on Real Estate
Monthly interest-only payment	54,200
Fixed interest rate (as a percent)	8.25%
Number of collateral facilities	4
Monthly interest-only payments, Tenessee, Maryland, Pennsylvania and Texas, due in 2016 and monthly interest-only payments, New Jersey, 2017
Mortgage Loans on Real Estate
Number of collateral facilities	5
Commitments to fund, five senior housing development projects	101,000,000
Monthly interest-only payments, New Jersey, 2017
Mortgage Loans on Real Estate
Number of loans receivable	1
Monthly interest-only payment	2,400
Fixed interest rate (as a percent)	8.25%
Number of collateral facilities	1
Carrying Amount	$ 443,000